JPMorgan Government Bond Fund Expense Example - A C I Shares [Member] - JPMorgan Government Bond Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 444
Expense Example, with Redemption, 3 Years	632
Expense Example, with Redemption, 5 Years	836
Expense Example, with Redemption, 10 Years	1,424
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	222
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	747
Expense Example, with Redemption, 10 Years	1,526
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	$ 780